Fair Value	12 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value	FAIR VALUE
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance on fair value measurements also specifies a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable inputs, for example, the reporting entity’s own data. Based on the observability of the inputs used in the valuation techniques, the following three-level hierarchy is specified by the guidance:
•Level 1—Unadjusted quoted prices for identical instruments in active markets.
•Level 2—Observable inputs other than Level 1 prices for substantially the full term of the instruments, such as quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; other inputs that are observable; or market-corroborated inputs.
•Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the instruments.
A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The tables in this note except for Estimated Fair Value of Financial Instruments include the portion of the assets and liabilities held for sale.
The MUFG Group has an established and documented process for determining fair values in accordance with the guidance. When available, quoted prices are used to determine fair value. If quoted prices are not available, fair value is based upon valuation techniques that use observable or unobservable inputs. The fair values of liabilities are determined by discounting future cash flows at a rate which incorporates the MUFG Group’s own creditworthiness. In addition, valuation adjustments may be made to ensure the financial instruments are recorded at fair value. These adjustments include, but are not limited to, amounts that reflect counterparty credit quality, funding cost, liquidity risk and model risk.
The following section describes the valuation techniques used by the MUFG Group to measure fair values of certain financial instruments. The discussion includes the general classification of such financial instruments in accordance with the fair value hierarchy, a brief explanation of the valuation techniques, the significant inputs to those valuation techniques, and any additional significant assumptions.
Trading Account Assets and Liabilities—Trading Account Securities
When quoted prices are available in an active market, the MUFG Group uses quoted prices to measure the fair values of securities and such securities are classified in Level 1 of the fair value hierarchy. Examples of Level 1 securities include certain Japanese and foreign government bonds, and marketable equity securities.
When quoted prices are available but the securities are not traded in active markets, such securities are classified in Level 2 of the fair value hierarchy. These securities include certain Japanese government agency bonds, Japanese prefectural and municipal bonds, foreign government and official institution bonds, corporate bonds, residential mortgage-backed securities and equity securities.
As for quoted prices provided by third-party vendors, independent price verification is performed by the MUFG group to determine the quality and reliability of the data for fair value measurement purposes. As part of its independent price verification procedures, the MUFG group obtains a sufficient understanding of the vendors’ pricing sources and valuation processes. Further, the MUFG group performs internal price verification procedures to ensure that the quoted prices provided from the third-party vendors are reasonable. Such verification procedures include comparison of pricing sources and analysis of variances beyond certain thresholds.
When quoted prices are not available, the MUFG Group estimates fair values by using an internal model, quoted prices of securities with similar characteristics or non-binding prices obtained from independent third parties. Such securities include certain commercial paper, corporate bonds, asset-backed securities and residential mortgage-backed securities. For commercial paper, the MUFG Group estimates fair value using discounted cash flows. The cash flows are estimated in accordance with the terms of contracts and discounted using a discount rate based on the yield curve estimated from market interest rates appropriate to the securities. Commercial paper is generally classified in Level 2 of the fair value hierarchy. For corporate bonds, the MUFG Group estimates fair value using discounted cash flows. The cash flows are estimated in accordance with the terms of contracts and discounted using discount rates applicable to the maturity of the bonds, which are adjusted to reflect credit risk of issuers. Credit risk of issuers is reflected in the future cash flows being discounted by the interest rate applicable to the maturity of the bonds. Corporate bonds are classified in either Level 2 or Level 3 of the fair value hierarchy, depending primarily on the significance of the adjustments to the unobservable input of credit worthiness. For residential mortgage-backed securities, the MUFG Group estimates fair value using non-binding prices obtained from independent third parties. Residential mortgage-backed securities are classified as level 2 unless otherwise significant unobservable input is used for the valuation.
When there is less liquidity for securities or significant inputs used in the fair value measurements are unobservable, such securities are classified in Level 3 of the fair value hierarchy. Examples of such Level 3 securities include CLOs backed by general corporate loans, which are classified in asset-backed securities. The fair value of CLOs is measured by weighing the estimated fair value amounts from the internal model and the non-binding quotes from the independent broker-dealers. The weight of the quotes from independent broker-dealers is determined based on the result of inquiries with the broker-dealers to understand their basis of fair value calculation with consideration given to transaction volume. Key inputs to the internal model include projected cash flows through an analysis of underlying loans, probability of default which incorporates market indices such as LCDX (which is an index of loan credit default swaps), prepayment rates and discount rates reflecting liquidity premiums based on historical market data.
Trading Account Assets and Liabilities—Derivatives
Exchange-traded derivatives valued using quoted prices are classified in Level 1 of the fair value hierarchy. Examples of Level 1 derivatives include stock futures index and interest rate futures. However, the majority of the derivative contracts entered into by the MUFG Group are traded over-the-counter and valued using valuation techniques as there are no quoted prices for such derivatives. The valuation techniques and inputs vary depending on the types and contractual terms of the derivatives. The principal valuation techniques used to value derivatives include discounted cash flows, the Black-Scholes model and the Hull-White model. The key inputs include interest rate yield curve, foreign currency exchange rate, volatility, credit quality of the counterparty or the MUFG Group and spot price of the underlying. These models are commonly accepted in the financial industry and key inputs to the models are generally readily observable in an active market. Derivatives valued using such valuation techniques and inputs are generally classified in Level 2 of the fair value hierarchy. Examples of such Level 2 derivatives include plain-vanilla interest rate swaps, foreign currency forward contracts and currency option contracts.
Derivatives that are valued using valuation techniques with significant unobservable inputs are classified in Level 3 of the fair value hierarchy. Examples of Level 3 derivatives include long-term interest rate or currency swaps and certain credit derivatives, where significant inputs such as volatility and correlation of such inputs are unobservable.
Investment Securities
Investment securities include Available-for-sale debt and equity securities, whose fair values are measured using the same valuation techniques as the trading account securities described above. Investment securities also include investments in nonmarketable equity securities which are subject to specialized industry accounting principles. The valuation of such nonmarketable equity securities involves significant management judgment due to the absence of quoted prices, lack of liquidity and the long term nature of these investments. Further, there may be restriction on transfers of nonmarketable equity securities. The MUFG Group values such securities initially at transaction price and subsequently adjusts such valuations, considering evidence such as current sales transactions of similar securities, initial public offerings, recent equity issuances and change in financial condition of the investee company. Nonmarketable equity securities are included in Level 3 of the fair value hierarchy.
Other Assets
Other assets measured at fair value mainly consist of securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments. The securities received as collateral under lending transactions mainly consist of certain Japanese and foreign government bonds which are valued using the valuation techniques previously described in the section entitled “Trading Accounts Assets and Liabilities—Trading Account Securities” above.
Money in trust for segregating cash deposited by customers on security transactions mainly consists of certain Japanese government bonds which are valued using the valuation techniques described in the “Trading Account Assets and Liabilities—Trading Account Securities” above and is included in Level 1 or Level 2 of the fair value hierarchy depending on the component assets.
The fair values of derivatives designated as hedging instruments are measured using the valuation techniques described in the “Trading Account Assets and Liabilities—Derivatives” above.
Obligations to Return Securities Received as Collateral
Obligations to return securities received as collateral under securities lending transactions included in Other liabilities are measured at the fair values of the securities received as collateral. The securities received as collateral consist primarily of certain Japanese and foreign government bonds, whose fair values are measured using the valuation techniques described in the “Trading Account Assets and Liabilities—Trading Account Securities” above.
Other Short-term Borrowings and Long-term Debt
Certain short-term borrowings and long-term debt are measured at fair value due to the election of the fair value option. The fair value of these instruments are measured principally based on the discounted cash flows. Where the inputs into the valuation techniques are mainly based on observable inputs, these instruments are classified in Level 2 of the fair value hierarchy. Where significant inputs are unobservable, they are classified in Level 3 of the fair value hierarchy.
Market Valuation Adjustments
Counterparty credit risk adjustments are made to certain financial assets such as over-the-counter derivatives to factor in counterparty credit exposure. As not all counterparties have the same credit risk, it is necessary in calculating credit risk adjustments, to take into account probability of a default event occurring for each counterparty, which is primarily derived from observed or estimated spreads on credit default swaps. In addition, the counterparty credit risk adjustment takes into account the effect of credit risk mitigation such as pledged collateral and the legal right of offset with the counterparty.
Funding valuation adjustment (“FVA”) represents the adjustment to reflect the impact of uncollateralized funding. The FVA is calculated using the MUFG’s market funding spread and the funding exposure of any uncollateralized component of the over-the-counter derivative instrument. The MUFG Group’s FVA framework incorporates key inputs, such as the expected future funding requirements arising from the MUFG Group’s positions with each counterparty and collateral arrangements, and the estimated market funding cost in the principal market, which considers the MUFG Group’s credit risk.
Liquidity adjustments are applied mainly to the instruments classified in Level 3 of the fair value hierarchy when recent observable prices of such instruments are not available or such instruments are traded in inactive or less active markets. The liquidity adjustments are based on the facts and circumstances of the markets including the availability of external quotes and the time since the latest available quote.
Model valuation adjustments such as unobservable parameter valuation adjustments may be provided when the fair values of instruments are determined based on internally developed valuation techniques. Examples of such adjustments include adjustments to the model price of certain derivatives where parameters such as correlation are unobservable. Unobservable parameter valuation adjustments are applied to mitigate the uncertainty inherent in the resulting valuation estimate.
Investments in Certain Entities That Calculate Net Asset Value per Share
The MUFG Group has interests in investment funds mainly private equity funds, and real estate funds that are measured at fair value on a recurring or nonrecurring basis.
Private equity funds have specific investment objectives in connection with their acquisition of equity interests, such as providing financing and other support to start-up businesses, medium and small entities in a particular geographical area, and to companies with certain technology or companies in a high-growth industry. Generally, these investments cannot be redeemed with the funds, and the return of invested capital and its gains are derived from distributions received upon the liquidation of the underlying assets of the fund, the timing of which is uncertain.
Real estate funds invest globally and primarily in real estate companies, debt recapitalizations and direct property. These investments are generally not redeemable with the funds. Distributions from each fund will be received as the underlying investments of the funds are liquidated, the timing of which is uncertain.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present the financial instruments carried at fair value by level within the fair value hierarchy as of March 31, 2021 and 2022:

At March 31, 2021	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥18,439,146	¥13,165,127	¥756,413	¥32,360,686
Debt securities
Japanese national government and Japanese government agency bonds	6,800,379	401,454	—	7,201,833
Japanese prefectural and municipal bonds	—	193,936	—	193,936
Foreign government and official institution bonds	9,508,030	450,443	1,280	9,959,753
Corporate bonds	5,123	2,706,611	77	2,711,811
Residential mortgage-backed securities	27	6,166,313	1,000	6,167,340
Asset-backed securities	—	1,045,706	336,811	1,382,517
Other debt securities	—	—	277,635	277,635
Commercial paper	—	1,001,233	—	1,001,233
Equity securities(2)	2,125,587	1,199,431	139,610	3,464,628
Trading derivative assets	136,515	11,774,865	70,058	11,981,438
Interest rate contracts	23,906	7,673,031	21,018	7,717,955
Foreign exchange contracts	929	3,896,713	12,520	3,910,162
Equity contracts	111,680	113,586	6,309	231,575
Commodity contracts	—	1	26,896	26,897
Credit derivatives	—	91,534	2,354	93,888
Other(7)	—	—	961	961
Investment securities:
Available-for-sale debt securities	34,010,613	12,817,584	289,616	47,117,813
Japanese national government and Japanese government agency bonds	32,073,409	3,199,802	—	35,273,211
Japanese prefectural and municipal bonds	—	3,731,513	—	3,731,513
Foreign government and official institution bonds	1,937,204	973,041	16,718	2,926,963
Corporate bonds	—	1,134,108	162	1,134,270
Residential mortgage-backed securities	—	1,467,115	15	1,467,130
Commercial mortgage-backed securities	—	462,966	1,599	464,565
Asset-backed securities	—	1,247,565	136,920	1,384,485
Other debt securities	—	37,376	134,202	171,578
Commercial paper	—	564,098	—	564,098
Equity securities	5,530,077	229,415	45,569	5,805,061
Marketable equity securities	5,530,077	229,415	—	5,759,492
Nonmarketable equity securities(3)	—	—	45,569	45,569
Other(4)	1,202,230	42,687	18,784	1,263,701
Total	¥59,318,581	¥38,029,678	¥1,180,440	¥98,528,699

At March 31, 2021	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥260,149	¥989	¥—	¥261,138
Trading derivative liabilities	150,750	11,560,634	45,031	11,756,415
Interest rate contracts	10,696	7,343,594	6,839	7,361,129
Foreign exchange contracts	977	4,015,927	5,237	4,022,141
Equity contracts	139,077	92,655	5,686	237,418
Commodity contracts	—	1	26,959	26,960
Credit derivatives	—	108,457	83	108,540
Other(7)	—	—	227	227
Obligation to return securities received as collateral(5)	6,484,452	97,307	—	6,581,759
Other(6)	—	558,553	(2,212)	556,341
Total	¥6,895,351	¥12,217,483	¥42,819	¥19,155,653

At March 31, 2022	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥17,170,976	¥13,998,654	¥797,997	¥31,967,627
Debt securities
Japanese national government and Japanese government agency bonds	7,927,707	344,034	—	8,271,741
Japanese prefectural and municipal bonds	—	132,097	—	132,097
Foreign government and official institution bonds	7,606,345	471,163	1,711	8,079,219
Corporate bonds	3,198	2,664,869	683	2,668,750
Residential mortgage-backed securities	—	6,792,386	—	6,792,386
Commercial mortgage-backed securities	—	7,402	—	7,402
Asset-backed securities	—	1,210,875	315,231	1,526,106
Other debt securities	—	—	313,166	313,166
Commercial paper	—	1,271,921	—	1,271,921
Equity securities(2)	1,633,726	1,103,907	167,206	2,904,839
Trading derivative assets	201,860	10,204,531	115,040	10,521,431
Interest rate contracts	121,584	5,268,790	54,309	5,444,683
Foreign exchange contracts	2,514	4,788,739	9,560	4,800,813
Equity contracts	77,762	47,207	25,979	150,948
Commodity contracts	—	88	21,984	22,072
Credit derivatives	—	99,707	2,808	102,515
Other(7)	—	—	400	400
Investment securities:
Available-for-sale debt securities	32,672,696	12,912,810	212,936	45,798,442
Japanese national government and Japanese government agency bonds	30,989,319	3,338,445	—	34,327,764
Japanese prefectural and municipal bonds	—	4,146,144	—	4,146,144
Foreign government and official institution bonds	1,683,377	936,076	11,890	2,631,343
Corporate bonds	—	1,087,059	3,089	1,090,148
Residential mortgage-backed securities	—	900,392	15	900,407
Asset-backed securities	—	1,464,041	124,379	1,588,420
Other debt securities	—	30,016	73,563	103,579
Commercial paper	—	1,010,637	—	1,010,637
Equity securities	4,834,102	152,041	55,883	5,042,026
Marketable equity securities	4,834,102	152,041	—	4,986,143
Nonmarketable equity securities(3)	—	—	55,883	55,883
Other(4)	1,434,046	38,574	4,912	1,477,532
Assets held for sale	421,450	2,791,372	78,521	3,291,343
Investment securities	409,618	2,713,377	65,262	3,188,257
Other	11,832	77,995	13,259	103,086
Total	¥56,735,130	¥40,097,982	¥1,265,289	¥98,098,401

At March 31, 2022	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥57,371	¥2,455	¥—	¥59,826
Trading derivative liabilities	217,570	10,697,699	43,951	10,959,220
Interest rate contracts	19,841	5,615,033	16,816	5,651,690
Foreign exchange contracts	4,017	4,901,054	2,097	4,907,168
Equity contracts	193,712	80,806	2,559	277,077
Commodity contracts	—	—	22,029	22,029
Credit derivatives	—	100,806	79	100,885
Other(7)	—	—	371	371
Obligation to return securities received as collateral(5)	6,670,482	155,733	—	6,826,215
Other(6)	—	525,135	16,463	541,598
Liabilities held for sale	852	50,744	1,603	53,199
Other	852	50,744	1,603	53,199
Total	¥6,946,275	¥11,431,766	¥62,017	¥18,440,058

Notes:
(1)Includes securities measured under the fair value option.
(2)Excludes certain investments valued at net asset value of private equity funds whose fair values were ¥102,255 million and ¥179,278 million at March 31, 2021 and 2022, respectively. The amounts of unfunded commitments related to these private equity funds were ¥97,413 million and ¥110,360 million at March 31, 2021 and 2022, respectively.
(3)Excludes certain investments valued at net asset value of real estate funds and private equity and other funds whose fair values at March 31, 2021 were ¥27,395 million and ¥34,390 million, respectively, and those at March 31, 2022 were ¥30,142 million and ¥39,462 million, respectively. The amounts of unfunded commitments related to these real estate funds and private equity and other funds at March 31, 2021 were ¥1,006 million and ¥4,758 million, respectively, and those at March 31, 2022 were ¥1,011 million and nil, respectively.
(4)Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions and money in trust for segregating cash deposited by customers on security transactions.
(5)Included in Other liabilities.
(6)Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.
(7)Includes certain derivatives such as earthquake derivatives.

Changes in Level 3 Recurring Fair Value Measurements
The following tables present a reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the fiscal years ended March 31, 2021 and 2022. The determination to classify a financial instrument within Level 3 is based upon the significance of the unobservable inputs to overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable or Level 3 input, observable inputs (inputs that are actively quoted and can be validated to external sources). Accordingly, the gains and losses in the tables below include changes in fair value due in part to observable inputs used in the valuation techniques.

	March 31, 2020	Total gains (losses) for the period											March 31, 2021	Change in unrealized gains (losses) for assets and liabilities still held at March 31, 2021
		Included in earnings		Included in other comprehensive income	Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥525,946	¥21,730	(2)	¥—	¥352,917	¥—	¥(189,980)	¥(117,399)	¥190,391		¥(27,192)		¥756,413	¥23,477	(2)
Debt securities
Foreign government and official institution bonds	1,052	625		—	49,637	—	(49,927)	(59)	—		(48)		1,280	159
Corporate bonds	144	31		—	82	—	(180)	—	—		—		77	(5)
Residential mortgage-backed securities	—	—		—	51,533	—	(50,533)	—	—		—		1,000	—
Asset-backed securities	416,259	12,808		—	106,308	—	(83,700)	(114,864)	—		—		336,811	16,309
Other debt securities	6,651	11,096		—	69,499	—	—	—	190,389	(8)	—		277,635	11,096
Equity securities	101,840	(2,830)		—	75,858	—	(5,640)	(2,476)	2		(27,144)	(8)	139,610	(4,082)
Trading derivatives—net	3,477	45,361	(2)	(104)	597	(653)	—	(20,689)	(2,159)		(803)		25,027	31,184	(2)
Interest rate contracts—net	(750)	14,401		(32)	—	—	—	1,405	(99)		(746)		14,179	11,807
Foreign exchange contracts—net	5,005	3,743		(128)	—	—	—	140	(1,480)		3		7,283	3,812
Equity contracts—net	(4,222)	27,299		55	3	—	—	(21,944)	(580)		12		623	15,660
Commodity contracts—net	(65)	1		1	—	—	—	—	—		—		(63)	1
Credit derivatives—net	2,727	(166)		—	—	—	—	(290)	—		—		2,271	(182)
Other—net(9)	782	83		—	594	(653)	—	—	—		(72)		734	86
Investment securities:
Available-for-sale debt securities	274,930	6,710	(3)	(14,559)	308,672	—	(11)	(276,234)	70		(9,962)		289,616	(2,779)	(3)
Foreign government and official institution bonds	15,767	—		(888)	3,518	—	—	(1,679)	—		—		16,718	473
Corporate bonds	10,108	(8)		(1)	—	—	—	(45)	70		(9,962)	(5)	162	(10)
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Commercial mortgage-backed securities	1,977	—		(346)	—	—	(11)	(21)	—		—		1,599	(163)
Asset-backed securities	140,875	6,718		(7,958)	267,767	—	—	(270,482)	—		—		136,920	(4,047)
Other debt securities	106,188	—		(5,366)	37,387	—	—	(4,007)	—		—		134,202	968
Equity securities	39,963	(3,231)	(3)	—	10,481	—	(1,725)	—	285		(204)		45,569	(4,150)	(3)
Nonmarketable equity securities	39,963	(3,231)		—	10,481	—	(1,725)	—	285		(204)		45,569	(4,150)
Other	36,701	(18,626)	(7)	(1,349)	2,346	—	(18)	(270)	—		—		18,784	(18,620)	(7)
Total	¥881,017	¥51,944		¥(16,012)	¥675,013	¥(653)	¥(191,734)	¥(414,592)	¥188,587		¥(38,161)		¥1,135,409	¥29,112
Liabilities
Other	¥6,606	¥(32,946)	(4)	¥937	¥—	¥5,336	¥—	¥(27,823)	¥(7,686)	(6)	¥(10,654)	(6)	¥(2,212)	¥(17,043)	(4)
Total	¥6,606	¥(32,946)		¥937	¥—	¥5,336	¥—	¥(27,823)	¥(7,686)		¥(10,654)		¥(2,212)	¥(17,043)

	March 31, 2021	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfers into Level 3(10)		Transfers out of Level 3(10)		March 31, 2022	Change in unrealized gains (losses) for assets and liabilities still held at March 31, 2022
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥756,413	¥41,919	(2)	¥—	¥458,395	¥—	¥(197,245)	¥(262,150)	¥665		¥—		¥797,997	¥40,113	(2)
Debt securities
Foreign government and official institution bonds	1,280	287		—	31,591	—	(31,432)	(15)	—		—		1,711	47
Corporate bonds	77	(68)		—	126	—	(100)	—	648		—		683	(69)
Residential mortgage-backed securities	1,000	(2)		—	97,197	—	(98,176)	(19)	—		—		—	—
Asset-backed securities	336,811	26,692		—	270,974	—	(67,500)	(251,746)	—		—		315,231	27,693
Other debt securities	277,635	14,179		—	21,352	—	—	—	—		—		313,166	14,179
Equity securities	139,610	831		—	37,155	—	(37)	(10,370)	17		—		167,206	(1,737)
Trading derivatives—net	25,027	23,754	(2)	1,882	51	(674)	—	(16,312)	41,076		(3,715)		71,089	46,149	(2)
Interest rate contracts—net	14,179	(25,977)		824	—	—	—	9,696	39,609	(5)	(838)		37,493	4,410
Foreign exchange contracts—net	7,283	2,403		206	21	—	—	1,833	1,467		(5,750)		7,463	(1,640)
Equity contracts—net	623	46,579		858	30	—	—	(27,543)	—		2,873		23,420	42,546
Commodity contracts—net	(63)	30		(6)	—	—	—	(6)	—		—		(45)	30
Credit derivatives—net	2,271	750		—	—	—	—	(292)	—		—		2,729	819
Other—net(9)	734	(31)		—	—	(674)	—	—	—		—		29	(16)
Investment securities:
Available-for-sale debt securities	289,616	277	(3)	25,143	236,786	—	—	(287,747)	15,651		(66,790)		212,936	12,545	(3)
Foreign government and official institution bonds	16,718	—		607	5,163	—	—	(5,964)	—		(4,634)		11,890	87
Corporate bonds	162	(328)		68	557	—	—	(114)	2,854		(110)		3,089	(265)
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Commercial mortgage-backed securities	1,599	—		104	—	—	—	(524)	—		(1,179)		—	—
Asset-backed securities	136,920	580		14,066	231,039	—	—	(258,226)	—		—		124,379	6,651
Other debt securities	134,202	25		10,298	27	—	—	(22,919)	12,797	(8)	(60,867)		73,563	6,072
Equity securities	45,569	5,856	(3)	—	9,899	—	(3,113)	—	130		(2,458)		55,883	3,960	(3)
Nonmarketable equity securities	45,569	5,856		—	9,899	—	(3,113)	—	130		(2,458)		55,883	3,960
Other	18,784	(402)	(7)	1,049	2,369	—	(4,612)	(202)	—		(12,074)		4,912	1,245	(7)
Assets held for sale	—	(2,589)	(11)	4,234	770	—	—	(4,247)	78,750		—		76,918	1,461	(11)
Investment securities	—	(963)		3,791	1	—	—	(4,247)	66,680		—		65,262	5,737
Other	—	(1,626)		443	769	—	—	—	12,070		—		11,656	(4,276)
Total	¥1,135,409	¥68,815		¥32,308	¥708,270	¥(674)	¥(204,970)	¥(570,658)	¥136,272		¥(85,037)		¥1,219,735	¥105,473
Liabilities
Other	¥(2,212)	¥8,315	(4)	¥(3,080)	¥—	¥36,535	¥—	¥(19,361)	¥5,364	(6)	¥1,372	(6)	¥16,463	¥15,532	(4)
Total	¥(2,212)	¥8,315		¥(3,080)	¥—	¥36,535	¥—	¥(19,361)	¥5,364		¥1,372		¥16,463	¥15,532

Notes:
(1)Includes Trading securities measured under the fair value option.
(2)Included in Trading account profits (losses)—net and Foreign exchange gains (losses)—net.
(3)Included in Investment securities gains (losses)—net and Other comprehensive income—net.
(4)Included in Trading account profits (losses)—net.
(5)Transfers into Level 3 for Interest rate contracts—net were mainly caused by changes in the impact of unobservable input to the entire fair value measurement. Unobservable input includes loss given default. Transfers out of Level 3 for Corporate bonds were due to changes in the impact of unobservable credit worthiness inputs to the entire fair value measurement of the private placement bonds issued by Japanese non-public companies. Unobservable credit worthiness inputs include probability of default based on credit ratings of the bond issuers and loss given default.
(6)Transfers into (out of) Level 3 for long-term debt in Other were mainly caused by the decrease (increase) in the observability of the key inputs to the valuation models and a corresponding increase (decrease) in the significance of the unobservable inputs.
(7)Included in Fees and commissions income and Other non-interest income.
(8)Transfers relate to the reclassification of certain securities.
(9)Includes certain derivatives such as earthquake derivatives.
(10)Includes the reclassification of assets and liabilities in transferred business of MUFG Union Bank to assets and liabilities held for sale.
(11)Included in Investment securities gains (losses)—net, Trading account profits (losses)—net, Fees and commissions income and Other comprehensive income—net.
Quantitative Information about Level 3 Fair Value Measurements
The following tables present information on the valuation techniques, significant unobservable inputs and their ranges for each major category of assets and liabilities measured at fair value on a recurring basis and classified in Level 3:

At March 31, 2021	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign government and official institution bonds	¥16,718	Return on equity method	Probability of default	0.2%~1.8%	0.5%
			Recovery rate	35.0%~90.0%	66.9%
			Market-required return on capital	8.0%~10.0%	10.0%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	89,607	Discounted cash flow	Probability of default	4.3%~4.9%	4.7%
			Recovery rate	78.0%~96.6%	90.6%
	279,547	Internal model(4)	Asset correlations	3.0%	3.0%
			Discount factor	1.3%~1.6%	1.3%
			Prepayment rate	18.3%	18.3%
			Probability of default	0.0%~83.7%	—	(3)
			Recovery rate	57.4%	57.4%
Other debt securities	313,895	Discounted cash flow	Liquidity premium	1.0%~3.2%	2.9%
	79,541	Return on equity method	Probability of default	0.0%~8.0%	0.4%
			Recovery rate	60.0%~90.0%	78.8%
			Market-required return on capital	8.0%~10.0%	10.0%

At March 31, 2021	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Median(2)
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	12,841	Option model	Correlation between interest rates	30.0%~61.9%	44.8%
			Correlation between interest rate and foreign exchange rate	15.1%~60.0%	41.6%
			Volatility	0.0%~100.0%	65.0%
Foreign exchange contracts—net	7,283	Option model	Correlation between interest rates	10.0%~70.0%	51.0%
			Correlation between interest rate and foreign exchange rate	0.0%~60.0%	38.9%
			Correlation between foreign exchange rates	50.0%~70.6%	66.4%
			Volatility	9.5%~22.1%	13.7%
Equity contracts—net	(4,597)	Option model	Correlation between foreign exchange rate and equity	(58.4)%~55.0%	26.2%
			Correlation between equities	15.0%~95.0%	54.0%
			Volatility	27.5%~40.0%	31.8%
	5,557	Discounted cash flow	Term of litigation	0.0 year ~1.2 years	0.6 year

At March 31, 2022	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted average(2)
	(in millions)
Assets
Trading securities, Investment securities and Other assets:
Foreign government and official institution bonds	¥17,297	Return on equity method	Probability of default	0.2%~1.8%	0.5%
			Recovery rate	35.0%~70.0%	64.4%
			Market-required return on capital	10.0%	10.0%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	98,325	Discounted cash flow	Recovery rate	100.0%	100.0%
	238,864	Internal model(4)	Asset correlations	3.0%	3.0%
			Discount factor	0.6%~1.0%	0.9%
			Prepayment rate	29.0%	29.0%
			Probability of default	0.0%~85.4%	—	(3)
			Recovery rate	69.9%	69.9%
Other debt securities	369,445	Discounted cash flow	Liquidity premium	0.9%~3.2%	2.8%
	58,677	Return on equity method	Probability of default	0.1%~8.0%	0.4%
			Recovery rate	60.0%~90.0%	82.7%
			Market-required return on capital	8.0%~10.0%	9.9%

At March 31, 2022	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Median(2)
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	35,195	Option model	Correlation between interest rates	30.0%~62.9%	45.6%
			Correlation between interest rate and foreign exchange rate	15.3%~60.0%	41.0%
			Volatility	0.0%~100.0%	61.9%
Foreign exchange contracts—net	7,463	Option model	Correlation between interest rates	10.0%~70.0%	51.5%
			Correlation between interest rate and foreign exchange rate	0.0%~60.0%	37.4%
			Correlation between foreign exchange rates	50.0%~70.6%	66.4%
			Volatility	9.0%~21.7%	13.3%
Equity contracts—net	772	Option model	Correlation between foreign exchange rate and equity	(58.4)%~55.0%	23.1%
			Correlation between equities	2.4%~95.0%	51.4%
			Volatility	26.0%~38.0%	31.8%
	22,648	Discounted cash flow	Term of litigation	1.8 years	1.8 years

Notes:
(1)The fair value as of March 31, 2021 and 2022 excludes the fair value of investments valued using vendor prices.
(2)Weighted average is calculated by weighing each input by the relative fair value of the respective financial instruments for investment securities. Median is used for derivative instruments.
(3)See “Probability of default” in “Changes in and range of unobservable inputs.”
(4)For further detail of Internal model, refer to the last paragraph of “Trading Account Assets and Liabilities—Trading Account Securities.”
Changes in and range of unobservable inputs
Probability of default—Probability of default is an estimate of the likelihood that the default event will occur and the MUFG Group will be unable to collect the contractual amounts. A significant increase (decrease) in the default rate would have resulted in a significant decrease (increase) in a fair value through a decrease (increase) in the estimated cash flows. Probability of default used in internal model of Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities represents that of underlying assets, whereas probability of default used in other valuation techniques represents the counterparty default risks, determined through the MUFG Group’s credit rating system.
The wide range of probability of default used in the internal model of Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities is mainly caused by Asset-backed securities. Asset-backed securities have a large number of underlying loans, mainly corporate loans, in several industries. The MUFG Group primarily makes investments in the senior tranches of such securities, with no investments in the equity portion. Thus, the MUFG Group’s investments have higher priority of payments than mezzanine and equity and even if some of underlying loans become default, the MUFG Group may still be able to receive the full contractual payments.
Discount factor and Liquidity premium—Discount factor and liquidity premium are adjustments to discount rates to reflect uncertainty of cash flows and liquidity of the instruments. When recent prices of similar instruments are unobservable in inactive or less active markets, discount rates are adjusted based on the facts and circumstances of the markets including the availability of quotes and the time since the latest available quotes. A significant increase (decrease) in discount rate would have resulted in a significant decrease (increase) in a fair value.
Recovery rate and Prepayment rate—Recovery rate is the proportion of the total outstanding balance of a bond or loan that is expected to be collected in a liquidation scenario. For many debt securities (such as asset-backed securities), there is no directly observable market input for recovery, but indications of recovery levels are available from third-party pricing services. The assumed recovery of a security may differ from its actual recovery that will be observable in the future. Prepayment rate represents the proportion of principal that is expected to be paid prematurely in each period on a security or pool of securities. Prepayment rates change the future cash flows for the investor and thereby change the fair value of the security. Recovery rate and prepayment rate would affect estimation of future cash flows to a certain extent and changes in these inputs could have resulted in a significant increase or decrease in fair value.
Volatility—Volatility is a measure of the speed and severity of market price changes and is a key factor in pricing. Typically, instruments can become more expensive if volatility increases. A significant increase (decrease) in volatility would cause a significant increase (decrease) in the value of an option resulting in the significant increase (decrease) in fair value.
The level of volatility generally depends on the tenor of the underlying instrument and the strike price or level defined in the contract. Volatilities for certain combinations of tenor and strike price are not observable. The volatility inputs used to estimate fair value of interest rate contracts are distributed throughout the range.
Correlation—Correlation is a measure of the relationship between the movements of two variables (i.e., how the change in one variable influences a change in the other variables). A variety of correlation-related assumptions are required for a wide range of instruments including foreign government and official institution bonds, asset-backed securities, corporate bonds, derivatives and certain other instruments. In most cases, correlations used are not observable in the market and must be estimated using historical information. Changes in correlation inputs can have a major impact, favorable or unfavorable, on the value of an instrument, depending on its nature. In addition, the wide range of correlation inputs are primarily due to the complex and unique nature of these instruments. There are many different types of correlation inputs, including cross-asset correlation (such as correlation between interest rate and equity), and same-asset correlation (such as correlation between interest rates). Correlation levels are highly dependent on market conditions and could have a relatively wide range of levels within or across asset classes.
For interest rate contracts and foreign exchange contracts, the diversity in the portfolio held by the MUFG Group is reflected in wide ranges of correlation, as the fair values of transactions with a variety of currencies and tenors are determined using several foreign exchange and interest rate curves. For equity derivative contracts, the wide range of correlation between interest rate and equity is primarily due to the large number of correlation pairs with different maturities of contracts. For credit derivative contracts, the wide range of correlation between underlying assets is primarily due to factors such as reference assets with different maturities, capital structure subordinations, and credit quality.
Term of litigation—Term of litigation is the estimated period until the resolution of a certain litigation matter that relates to an issuer’s restricted shares (“Covered Litigation”) that the MUFG Group purchased, which is referenced in certain swap transactions.
These swaps are valued using a discounted cash flow methodology and are dependent upon the final resolution of the Covered Litigation. The settlement timing of the Covered Litigation is not observable in the market, therefore the estimated term is classified as a level 3 input.
The restricted shares which the MUFG Group purchased will be convertible to listed shares of the issuer at the end of the Covered Litigation. The restricted shares will be diluted dependent upon the settlement amount of the Covered Litigation and the dilution of the restricted shares is accomplished through an adjustment to the conversion rate of the restricted shares. In order to hedge the reduction of the conversion rate, the MUFG Group entered into certain swaps with the seller which references the conversion rate. The value generated by these trades is subject to the ultimate term of the issuer’s litigation, subject to a minimum term referenced within the trade contracts.
Market-required return on capital—Market-required return on capital is the return on capital expected by the secondary market. A significant increase (decrease) in the market-required return on capital would have resulted in a significant decrease (increase) in a fair value of a financial asset.
Loan Price—Loan price refers to independent valuations which are supported by a number of third-party quotes. A significant increase (decrease) in the loan price would have resulted in a significant increase (decrease) in a fair value of a financial asset.
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Certain assets and liabilities may be measured at fair value on a nonrecurring basis in periods subsequent to their initial recognition. These assets are subject to fair value adjustments that result from the application of the lower of cost or fair value accounting, write-downs of individual assets or the measurement alternative for nonmarketable equity securities. The following table presents the carrying value of assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of March 31, 2021 and 2022:

	2021				2022
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets(3)
Investment securities(1)(2)	¥—	¥32,421	¥8,357	¥40,778	¥—	¥9,839	¥11,158	¥20,997
Loans	2,667	5,125	255,676	263,468	2,175	3,153	236,622	241,950
Loans held for sale	—	—	52,159	52,159	—	—	42,994	42,994
Collateral dependent loans	2,667	5,125	203,517	211,309	2,175	3,153	193,628	198,956
Premises and equipment	—	—	15,243	15,243	—	—	17,301	17,301
Intangible assets	—	—	2,421	2,421	—	—	359	359
Goodwill	—	—	132,976	132,976	—	—	—	—
Other assets	111,626	33,840	24,512	169,978	11,880	—	17,282	29,162
Investments in equity method investees(1)	111,626	33,840	8,384	153,850	11,880	—	1,035	12,915
Other	—	—	16,128	16,128	—	—	16,247	16,247
Assets held for sale	—	—	—	—	—	—	255,002	255,002
Loans held for sale	—	—	—	—	—	—	255,002	255,002
Total	¥114,293	¥71,386	¥439,185	¥624,864	¥14,055	¥12,992	¥537,724	¥564,771

Notes:
(1)Excludes certain investments valued at net asset value of ¥24,319 million and ¥26,644 million at March 31, 2021 and 2022, respectively. The unfunded commitments related to these investments are ¥19,101 million and ¥22,197 million at March 31, 2021 and 2022, respectively. These investments are in private equity funds.
(2)Includes certain nonmarketable equity securities that are measured at fair value on a nonrecurring basis, including impairment and observable price change for nonmarketable equity securities measured under the measurement alternative.
(3)In addition to the above table, the assets and liabilities of MUFG Union Bank, which will be transferred to U.S. Bancorp, were reclassified as held for sale. As a result, the disposal group was measured at fair value less expected costs to sell which was lower than its carrying amount. The amount of the fair value is ¥1,992,632 million as of March 31, 2022 and classified in Level 3 based on the transaction's expected consideration.
The following table presents losses (gains) recorded as a result of changes in the fair value of assets measured at fair value on a nonrecurring basis for the fiscal years ended March 31, 2021 and 2022:

	2021	2022
	(in millions)
Investment securities	¥(16,522)	¥1,232
Loans	116,849	30,638
Loans held for sale	959	1,893
Collateral dependent loans	115,890	28,745
Premises and equipment	11,548	5,701
Intangible assets	19,200	10,412
Goodwill	147,564	—
Other assets	111,374	27,268
Investments in equity method investees	53,758	6,949
Other	57,616	20,319
Assets held for sale	—	3,165
Loans held for sale	—	3,165
Total(1)	¥390,013	¥78,416

Note:
(1)In addition to the above table, the assets and liabilities of MUFG Union Bank, which will be transferred to U.S. Bancorp, were reclassified as held for sale. As a result, the disposal group was measured at fair value less expected costs to sell which was lower than its carrying amount. The impairment of assets held for sale was ¥134,141 million for the fiscal year ended March 31,2022.

Investment securities for the year ended March 31, 2021 and 2022 primarily include nonmarketable equity securities measured under the measurement alternative. See Note 3 for the details of the measurement alternative.
Loans include loans held for sale and collateral dependent loans. Loans held for sale are recorded at the lower of cost or estimated fair value. The fair value of the loans held for sale is based on secondary market prices, recent transactions or discounted cash flows. These loans are principally classified in Level 3 of the fair value hierarchy, and when quoted prices are available but not traded actively, such loans held for sale are classified in Level 2 of the fair value hierarchy. Collateral dependent loans are measured at fair value of the underlying collateral. Collateral is comprised mainly of real estate and exchange-traded equity securities. The MUFG Group maintains an established process for internally determining the fair value of real estate, using the following valuation techniques and assumptions. Collateral dependent loans that are measured based on underlying real estate collateral are classified in Level 3 of the fair value hierarchy.
•Replacement cost approach. The replacement cost approach is primarily used for buildings and the land they are built on. This approach calculates the fair value of the collateral using the replacement cost of the property as of the valuation date. Replacement cost tables and useful life tables used for this approach are developed by subsidiaries of MUFG.
•Sales comparison approach. The sales comparison approach is mainly used for land. The fair value of the collateral located in Japan is based on Japanese government official land prices and standard land prices, considering the results of comparison analysis between the official roadside value which is used for tax purposes and the related government official land and standard land prices.
•Income approach. The income approach is, as a general rule, applied to all rental properties based on the highest and best use concept. This approach calculates the fair value of the collateral using expected future cash flows. In this approach, the expected annual net operating income is discounted using the related capitalization yield. The significant assumptions within the income approach are the expected annual net operating income and capitalization yield. The expected annual net operating income is estimated based on rental income of the property. The capitalization yield is determined based on the location and use of the property by subsidiaries of MUFG. The capitalization yield may be adjusted to reflect the trends in locations, occupancy rates and rent level and other factors.
Premises and equipment consist of those assets which were written down to fair value. The fair values are determined based on prices obtained from an appraiser or discounted cash flows. These impaired premises and equipment are classified as Level 3 of the fair value hierarchy.
Intangible assets consist of those assets which were written down to fair value. The fair values are determined based on discounted cash flows. These impaired intangible assets are classified as Level 3 of the fair value hierarchy.
Other assets mainly consist of investments in equity method investees which were written down to fair value due to impairment and loans held for sale which will be transferred to U.S. Bancorp and were written down to fair value. When investments in equity method investees are marketable equity securities, the fair values are determined based on quoted prices. Impaired investments in equity method investees which are marketable equity securities are classified in either Level 1 or Level 2 of the fair value hierarchy. When investments in equity method investees are nonmarketable equity securities, the fair values are determined using the same methodologies as those for impaired nonmarketable equity securities described above. Impaired investments in equity method investees which are nonmarketable equity securities are classified in Level 3 of the fair value hierarchy.
Fair Value Option
The MUFG Group elected the fair value option for foreign currency-denominated debt securities and equity securities held by MUFG Bank and Mitsubishi UFJ Trust and Banking. The election was made to mitigate accounting mismatches related to fluctuations of foreign exchange rates by allowing the gains and losses on translation of these securities to be included in current earnings. The gains and losses on translation of debt securities without the fair value option, are included in OCI, while the gains and losses on translation of foreign currency-denominated financial liabilities are included in current earnings.
The MUFG Group also elected the fair value option for certain financial instruments held by Mitsubishi UFJ Securities Holdings’s foreign subsidiaries because those financial instruments are managed on a fair value basis, and these exposures are considered to be trading-related positions. These financial assets are included in Other assets. These financial liabilities are mainly included in Other short-term borrowings and Long-term debt. Unrealized gains and losses on such financial instruments are recognized in the accompanying consolidated statements of operations.
The following table presents the gains or losses recorded for the fiscal years ended March 31, 2020, 2021 and 2022 related to the eligible instruments for which the MUFG Group elected the fair value option:

	2020			2021			2022
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Trading account securities	¥837,832	¥(596,017)	¥241,815	¥(370,238)	¥723,505	¥353,267	¥(984,605)	¥1,752,995	¥768,390
Total	¥837,832	¥(596,017)	¥241,815	¥(370,238)	¥723,505	¥353,267	¥(984,605)	¥1,752,995	¥768,390
Financial liabilities:
Other short-term borrowings(1)	¥5,194	¥—	¥5,194	¥(6,484)	¥—	¥(6,484)	¥5,552	¥—	¥5,552
Long-term debt(1)	(8,087)	—	(8,087)	1,523	—	1,523	50,082	—	50,082
Total	¥(2,893)	¥—	¥(2,893)	¥(4,961)	¥—	¥(4,961)	¥55,634	¥—	¥55,634

Note:
(1)Changes in the value attributable to the instrument-specific credit risk related to those financial liabilities were not material.
The following table presents the differences between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of March 31, 2021 and 2022 for long-term debt instruments for which the fair value option has been elected:

	2021			2022
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial liabilities:
Long-term debt	¥420,227	¥402,823	¥(17,404)	¥511,851	¥483,051	¥(28,800)
Total	¥420,227	¥402,823	¥(17,404)	¥511,851	¥483,051	¥(28,800)
Interest income and expense related to the assets and liabilities for which the fair value option is elected are measured based on the contractual rates and dividend income related to these assets are recognized when the shareholder right to receive the dividend is established. These interest income and expense and dividend income are reported in the accompanying consolidated statements of operations as either interest income or expense, depending on the nature of the related asset or liability.
Estimated Fair Value of Financial Instruments
The following is a summary of carrying amounts and estimated fair values by level within the fair value hierarchy of financial instruments which are not carried at fair value on a recurring basis in the accompanying consolidated balance sheets as of March 31, 2021 and 2022:

	Carrying amount	Estimated fair value
At March 31, 2021		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥49,977	¥49,977	¥49,977	¥—	¥—
Interest-earning deposits in other banks	53,347	53,347	—	53,347	—
Call loans and funds sold	1,256	1,256	—	1,256	—
Receivables under resale agreements	13,780	13,780	—	13,780	—
Receivables under securities borrowing transactions	3,370	3,370	—	3,370	—
Investment securities	3,904	3,939	1,123	780	2,036
Loans, net of allowance for credit losses(1)	114,350	115,709	3	298	115,408
Other financial assets(2)	8,108	8,108	—	8,108	—
Financial liabilities:
Deposits
Non-interest-bearing	¥38,521	¥38,521	¥—	¥38,521	¥—
Interest-bearing	190,695	190,712	—	190,712	—
Total deposits	229,216	229,233	—	229,233	—
Call money and funds purchased	2,354	2,354	—	2,354	—
Payables under repurchase agreements	24,568	24,568	—	24,568	—
Payables under securities lending transactions	843	843	—	843	—
Due to trust account and other short-term borrowings	17,883	17,883	—	17,883	—
Long-term debt	34,773	35,042	—	35,042	—
Other financial liabilities	7,027	7,027	—	7,027	—

	Carrying amount	Estimated fair value
At March 31, 2022		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥50,972	¥50,972	¥50,972	¥—	¥—
Interest-earning deposits in other banks	58,848	58,848	—	58,848	—
Call loans and funds sold	1,316	1,316	—	1,316	—
Receivables under resale agreements	12,503	12,503	—	12,503	—
Receivables under securities borrowing transactions	4,496	4,496	—	4,496	—
Investment securities	4,595	4,606	1,758	460	2,388
Loans, net of allowance for credit losses(1)	111,669	112,391	2	245	112,144
Other financial assets(2)	9,207	9,207	—	9,207	—
Financial liabilities:
Deposits
Non-interest-bearing	¥36,496	¥36,496	¥—	¥36,496	¥—
Interest-bearing	188,112	188,080	—	188,080	—
Total deposits	224,608	224,576	—	224,576	—
Call money and funds purchased	2,416	2,416	—	2,416	—
Payables under repurchase agreements	27,726	27,726	—	27,726	—
Payables under securities lending transactions	1,022	1,022	—	1,022	—
Due to trust account and other short-term borrowings	22,728	22,728	—	22,728	—
Long-term debt	34,245	33,974	—	33,974	—
Other financial liabilities	7,560	7,560	—	7,560	—

Notes:
(1)Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
(2)Excludes investments in equity method investees of ¥2,560 billion and ¥3,067 billion at March 31, 2021 and 2022, respectively.
The fair values of certain off-balance sheet financial instruments held for purposes other than trading, including commitments to extend credit and commercial letters of credit, are estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the credit quality. The aggregate fair value of such instruments at March 31, 2021 and 2022 was not material.